S000096481 [Member] Investment Objectives and Goals - Baron First Principles ETF	Nov. 13, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Baron First Principles ETF
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The investment goal of Baron First Principles ETF (the “Fund”) is capital appreciation.